Advances for Vessels and Drillships under Construction and Acquisitions - Additional Information (Details) (USD $)				3 Months Ended	11 Months Ended	12 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 12, 2011 Vessels H1241 and H1242 (Member) numberofvessels DWT	Nov. 22, 2010 Twelve Newbuilding Tankers (Member) numberofvessels	Dec. 31, 2011 Ocean Rig U D W [Member] numberofoptions	Apr. 02, 2012 Ocean Rig U D W [Member] numberofoptions	May 16, 2011 Ocean Rig U D W [Member] numberofoptions	Feb. 17, 2010 OceanFreight [Member]	Feb. 17, 2010 Vessels H1637A and H1638A DWT	Apr. 18, 2011 Drillships NB#1, NB#2 and NB#3 numberofoptions	Dec. 31, 2011 Drillships NB#1, NB#2 and NB#3	Dec. 16, 2011 Vessels H1259 H1260 H1261 and H1262 [Member] numberofoptions DWT
No of Vessels Ordered				2	12					2,000
Size of Vessels				176,000						76,000			75,900
Vessel Price				$ 54,164,000	$ 771,000,000					$ 33,050	$ 608,000,000		$ 34,000
Delivery Date				Q3 AND Q4 2012						Q1 2012	Jul 2013, Sept 2013 and Nov 2013		Q4 2013, Q1 2014 and Q2 2014
Number Of Options Exercised						3					3		4
Period For Exercise Of Options								Apr. 02, 2012
Total number of options						6	3	2			4
Advances for vessels and drillships under construction	$ 1,027,889,000	$ 2,072,699,000	$ 1,182,600,000						$ 31,822,000			$ 726,681,000